Employee Benefits and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Changes in Benefit Obligation and Fair Value of Plan Assets
Table 20.1 presents the changes in the benefit obligation and the fair value of plan assets, the funded status, and the amounts recognized on the balance sheet.

Table 20.1: Changes in Benefit Obligation and Fair Value of Plan Assets

	December 31, 2016			December 31, 2015
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$10,673	647	1,002	11,125	730	1,100
Service cost	3	—	—	2	—	6
Interest cost	422	26	39	429	25	42
Plan participants’ contributions	—	—	72	—	—	68
Actuarial loss (gain)	336	9	(82)	(196)	(25)	(56)
Benefits paid	(649)	(52)	(132)	(676)	(82)	(139)
Medicare Part D subsidy	—	—	9	—	—	9
Curtailment	—	—	—	—	—	(25)
Amendment	—	—	(177)	—	—	—
Foreign exchange impact	(11)	—	—	(11)	(1)	(3)
Benefit obligation at end of year	10,774	630	731	10,673	647	1,002
Change in plan assets:
Fair value of plan assets at beginning of year	8,836	—	568	9,626	—	624
Actual return on plan assets	642	—	30	(112)	—	2
Employer contribution	1,303	52	2	7	82	4
Plan participants’ contributions	—	—	72	—	—	68
Benefits paid	(649)	(52)	(132)	(676)	(82)	(139)
Medicare Part D subsidy	—	—	9	—	—	9
Foreign exchange impact	(12)	—	—	(9)	—	—
Fair value of plan assets at end of year	10,120	—	549	8,836	—	568
Funded status at end of year	$(654)	(630)	(182)	(1,837)	(647)	(434)
Amounts recognized on the balance sheet at end of year: Liabilities	$(654)	(630)	(182)	(1,837)	(647)	(434)

Pension Plans with Benefit Obligations in Excess of Plan Assets
Table 20.2 provides information for pension plans with benefit obligations in excess of plan assets.

Table 20.2: Pension Plans with Benefit Obligations in Excess of Plan Assets

	Dec 31,	Dec 31,
(in millions)	2016	2015
Projected benefit obligation	$11,398	11,317
Accumulated benefit obligation	11,395	11,314
Fair value of plan assets	10,113	8,832

Net Periodic Benefit Cost and Other Comprehensive Income
Table 20.3 presents the components of net periodic benefit cost and other comprehensive income.

Table 20.3: Net Periodic Benefit Cost and Other Comprehensive Income

	December 31, 2016			December 31, 2015			December 31, 2014
	Pension benefits			Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Service cost	$3	—	—	2	—	6	1	—	7
Interest cost	422	26	39	429	25	42	465	27	42
Expected return on plan assets	(608)	—	(30)	(644)	—	(35)	(629)	—	(36)
Amortization of net actuarial loss (gain)	146	12	(5)	108	18	(4)	91	11	(28)
Amortization of prior service credit	—	—	(2)	—	—	(3)	—	—	(2)
Settlement loss	5	2	—	—	13	—	—	2	—
Curtailment gain	—	—	—	—	—	(43)	—	—	—
Net periodic benefit cost	(32)	40	2	(105)	56	(37)	(72)	40	(17)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	302	9	(82)	560	(25)	(23)	881	89	146
Amortization of net actuarial gain (loss)	(146)	(12)	5	(108)	(18)	4	(91)	(11)	28
Prior service cost (credit)	—	—	(177)	—	—	18	—	—	—
Amortization of prior service credit	—	—	2	—	—	3	—	—	2
Settlement	(5)	(2)	—	—	(13)	—	—	(2)	—
Total recognized in other comprehensive income	151	(5)	(252)	452	(56)	2	790	76	176
Total recognized in net periodic benefit cost and other comprehensive income	$119	35	(250)	347	—	(35)	718	116	159

Benefits Recognized in Cumulative OCI
Table 20.4 provides the amounts recognized in cumulative OCI (pre tax).

Table 20.4: Benefits Recognized in Cumulative OCI

	December 31, 2016			December 31, 2015
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Net actuarial loss (gain)	$3,279	163	(242)	3,128	168	(165)
Net prior service credit	(1)	—	(175)	(1)	—	—
Total	$3,278	163	(417)	3,127	168	(165)

Weighted Average Assumptions for Estimating Projected Benefit Obligation and Determining Net Periodic Benefit Cost
Table 20.5 presents the weighted-average discount rates used to estimate the projected benefit obligation for pension benefits.

Table 20.5: Discount Rates Used to Estimate Projected Benefit Obligation

	December 31, 2016			December 31, 2015
	Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	4.00%	4.00	4.00	4.25	4.25	4.25

Table 20.6 presents the weighted-average assumptions used to determine the net periodic benefit cost.

Table 20.6: Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

	December 31, 2016			December 31, 2015			December 31, 2014
	Pension benefits			Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate (1)	3.99%	4.11	4.16	4.00	3.60	4.00	4.75	4.16	4.50
Expected return on plan assets	6.75	N/A	5.75	7.00	N/A	6.00	7.00	N/A	6.00

(1)	The discount rate for the 2016 qualified pension benefits and other benefits and for the 2016, 2015 and 2014 nonqualified pension benefits includes the impact of interim remeasurements.

Projected Benefit Payments
Future benefits that we expect to pay under the pension and other benefit plans are presented in Table 20.7.

Table 20.7: Projected Benefit Payments

	Pension benefits
(in millions)	Qualified	Non- qualified	Other Benefits
Year ended December 31,
2017	$794	78	52
2018	763	56	55
2019	754	52	55
2020	751	50	55
2021	754	47	55
2022-2026	3,548	208	254

Pension and Other Benefits Plan Assets
Table 20.8 presents the balances of pension plan assets and other benefit plan assets measured at fair value. In accordance with new accounting guidance that we adopted effective January 1, 2016, we do not classify an investment in the fair value hierarchy (Level 1, 2 or 3), if we use the non-published net asset value (NAV) per share (or its equivalent) that has been communicated to us as an investor as a practical expedient to measure fair value. We generally use NAV per share as the fair value measurement for certain investments, including some hedge funds and real estate holdings. This guidance was required to be applied retrospectively. Accordingly, certain prior period fair value disclosures have been revised to conform with current period presentation. Investments with published NAVs continue to be classified in the fair value hierarchy. See Note 17 (Fair Values of Assets and Liabilities) for fair value hierarchy level definitions.
Table 20.8: Pension and Other Benefit Plan Assets

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2016
Cash and cash equivalents	$4	275	—	279	103	5	—	108
Long duration fixed income (1)	868	4,023	19	4,910	—	—	—	—
Intermediate (core) fixed income (2)	—	307	—	307	—	98	—	98
High-yield fixed income	5	258	—	263	—	—	—	—
International fixed income	54	261	—	315	—	—	—	—
Domestic large-cap stocks (3)	750	316	—	1,066	—	68	—	68
Domestic mid-cap stocks	205	124	—	329	—	18	—	18
Domestic small-cap stocks	185	12	—	197	—	10	—	10
Global stocks (4)	90	372	—	462	—	—	—	—
International stocks (5)	515	221	—	736	21	11	—	32
Emerging market stocks	—	277	—	277	—	—	—	—
Real estate	116	1	25	142	—	—	—	—
Hedge funds/absolute return	59	53	—	112	—	—	—	—
Other	—	77	8	85	3	—	23	26
Plan investments - excluding investments at NAV	$2,851	6,577	52	9,480	127	210	23	360
Investments at NAV (6)				592				189
Net receivables				48				—
Total plan assets				$10,120				549
December 31, 2015
Cash and cash equivalents	$5	109	—	114	119	3	—	122
Long duration fixed income (1)	446	3,253	16	3,715	—	—	—	—
Intermediate (core) fixed income (2)	4	499	—	503	—	110	—	110
High-yield fixed income	—	276	4	280	—	—	—	—
International fixed income	51	250	—	301	—	—	—	—
Domestic large-cap stocks (3)	809	328	—	1,137	—	71	—	71
Domestic mid-cap stocks	226	125	—	351	—	18	—	18
Domestic small-cap stocks	207	13	—	220	—	10	—	10
Global stocks (4)	48	161	—	209	—	—	—	—
International stocks (5)	463	287	—	750	22	11	—	33
Emerging market stocks	—	311	—	311	—	—	—	—
Real estate	109	1	33	143	—	—	—	—
Hedge funds/absolute return	—	55	—	55	—	—	—	—
Other	—	66	8	74	2	—	23	25
Plan investments - excluding investments at NAV	$2,368	5,734	61	8,163	143	223	23	389
Investments at NAV (6)				605				179
Net receivables				68				—
Total plan assets				$8,836				568

(1)
This category includes a diversified mix of assets which are being managed in accordance with a duration target of approximately 10 years and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.

(2)
This category includes assets that are intermediate duration, investment grade bonds held in investment strategies benchmarked to the Barclays Capital U.S. Aggregate Bond Index. Also includes U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.

(3)
This category covers a broad range of investment styles, including active, enhanced index and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across eight unique investment strategies with no single investment manager strategy representing more than 2.5% of total plan assets.

(4)
This category consists of four unique investment strategies providing exposure to broadly diversified, global equity investments, which generally have an allocation of 40-60% in U.S. domiciled equities and an equivalent allocation range in non-U.S. equities, with no single strategy representing more than 1.5% of total Plan assets.

(5)
This category includes assets diversified across five unique investment strategies providing exposure to companies in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.

(6)	Consists of certain investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

Fair Value Level 3 Pension and Other Benefit Plan Assets
Table 20.9 presents the changes in Level 3 pension plan and other benefit plan assets measured at fair value.

Table 20.9: Fair Value Level 3 Pension and Other Benefit Plan Assets

	Balance beginning of year	Gains (losses)		Purchases, sales and settlements (net)	Transfers Into/ (Out of) Level 3	Balance end of year
(in millions)		Realized	Unrealized (1)
Year ended December 31, 2016
Pension plan assets:
Long duration fixed income	$16	—	—	3	—	19
High-yield fixed income	4	—	—	(3)	(1)	—
Real estate	33	6	(1)	(13)	—	25
Other	8	—	—	—	—	8
Total pension plan assets	$61	6	(1)	(13)	(1)	52
Other benefits plan assets:
Other	$23	1	—	(1)	—	23
Total other benefit plan assets	$23	1	—	(1)	—	23
Year ended December 31, 2015
Pension plan assets:
Long duration fixed income	$12	—	—	1	3	16
High-yield fixed income	5	—	—	2	(3)	4
Real estate	32	—	1	—	—	33
Other	30	6	(4)	(24)	—	8
Total pension plan assets	$79	6	(3)	(21)	—	61
Other benefits plan assets:
Other	$22	—	—	1	—	23
Total other benefit plan assets	$22	—	—	1	—	23

(1)	All unrealized gains (losses) relate to instruments held at period end.

Other Expenses
Table 20.10 presents expenses exceeding 1% of total interest income and noninterest income in any of the years presented that are not otherwise shown separately in the financial statements or Notes to Financial Statements.

Table 20.10: Other Expenses

	Year ended December 31,
(in millions)	2016	2015	2014
Outside professional services	$3,138	2,665	2,689
Operating losses	1,608	1,871	1,249
Operating leases	1,329	278	220
Contract services	1,203	978	975
Outside data processing	888	985	1,034
Travel and entertainment	704	692	904